Pipe Escrow Account (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 01, 2024	Sep. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2023	Aug. 29, 2023	Sep. 30, 2022
Pipe Escrow Account [Line Items]
Escrow account			$ 100.0
Transfer amount						$ 200.0
Pledgee minimum annual return			15.00%
Sum of amount credit into escrow account			$ 100.0
Annual return percentage			15.00%
Description of market share price			NWTN’s market share price (VWAP of 10 days,1 month, 3 months) and PIPE Investor’s share selling plan for the following 6 months, if any, is to be evaluated on a quarterly basis. At times of market price of NWTN’s shares drop below US$10.26 and the total difference between market price and US$10.26 (plus the shortage to make guaranteed 15%minimum annual return) exceeds the escrow account balance of US$100 million, NWTN should deposit additional funds to make up the difference.
Funds redirected to operating account			$ 100.0
Amounts due from the Pledgors			$ 30.0
Financial expense	$ 10.0
Loan agreement [Member]
Pipe Escrow Account [Line Items]
Interest rate		10.00%
Transfer amount		$ 10.0
PIPE Subscription Agreement [Member]
Pipe Escrow Account [Line Items]
Escrow account								$ 200.0
NWTN [Member]
Pipe Escrow Account [Line Items]
Pledge description			To cover Pledgee’s PIPE investment in NWTN by reimbursing the Pledgee the difference between the sales price of Pledgee’s NWTN stocks in open market and the US$10.26 book value of Pledgee’s holding shares, if the sales price is lower than the US$10.26 book value, for a period of 24 months.
Accrued interest rate			15.00%
PIPE Investors [Member]
Pipe Escrow Account [Line Items]
Accrued interest rate			15.00%
Financial expenses			$ 26.1	$ 30.0	$ 3.9
Advance payments			$ 45.0	$ 15.0
Amounts due from the Pledgors	$ 45.0						$ 15.0
Minimum [Member] | NWTN [Member]
Pipe Escrow Account [Line Items]
Pledgee minimum annual return			15.00%